DEFERRED REVENUES AND COSTS - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue From Contract With Customer [Abstract]
Revenue, practical expedient, incremental cost of obtaining contract [true false]		false
Customer contract liabilities, revenue recognized	$ 13,700	$ 54,700		$ 58,700
Change in deferred selling and obtaining costs		$ 1,850	$ 4,780	$ 4,819	$ 9,508